COMMITMENTS AND CONTINGENCIES (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Line Items]
Tenant reimbursements	$ 189,136	$ 60,598	$ 98,329
Restricted cash	$ 2,508,471	129,118	113,362
Termination period	10 days
Lease Agreements
COMMITMENTS AND CONTINGENCIES [Line Items]
Restricted cash	$ 2,400,000	92,684	$ 92,684
Building Improvements, Tenant Improvements And Leasing Commissions
COMMITMENTS AND CONTINGENCIES [Line Items]
Restricted cash		$ 92,684
Maximum
COMMITMENTS AND CONTINGENCIES [Line Items]
Shares authorized to be repurchased per month (as a percent)	2.00%	2.00%
Shares authorized to be repurchased per quarter (as a percent)	5.00%	5.00%